CASH AND CASH EQUIVALENTS - Disclosure of detailed information about cash and cash equivalents (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [Abstract]
Cash	$ 6,740,232	$ 3,750,507
Cash equivalents	7,462,085	22,220,754
TOTAL	$ 14,202,317	$ 25,971,261	$ 1,341,267